Pay vs Performance Disclosure	12 Months Ended
	Dec. 31, 2025 USD ($) $ / shares	Dec. 31, 2024 USD ($) $ / shares	Dec. 31, 2023 USD ($) $ / shares	Dec. 31, 2022 USD ($) $ / shares	Dec. 31, 2021 USD ($) $ / shares
Pay vs Performance Disclosure
Pay vs Performance Disclosure, Table
Pay Versus Performance
The information below presents the relationship between the compensation of our named executive officer and certain performance measures in accordance with Item 402(v) of Regulation S-K. For a discussion of our compensation programs and pay for performance philosophy, please refer to the section captioned “Compensation Discussion and Analysis,” above.
Pay Versus Performance Table
	Summary Compensation Table Total for PEO ($)	Compensation Actually Paid to PEO ($)(1)	Average Summary Compensation Table Total for Non-PEO NEOs ($)	Average Compensation Actually Paid to Non-PEO NEOs ($)(2)	Value of Initial Fixed $100 Investment Based On:
Year					Total Stockholder Return ($)(3)	Peer Group Total Stockholder Return ($)(4)	Net (Loss) Income, in thousands ($)	Normalized FFO per Share ($)(5)
2025	17,356,826	959,111	4,003,522	2,962,659	104	65	(96,921)	5.48
2024	20,685,756	48,597,262	3,550,244(6)	6,761,944(6)	146	83	30,222	5.24
2023	18,508,171	30,796,068	6,439,504(6)	10,630,597(6)	93	80	(599,337)	5.48
2022	16,660,855	(11,758,654)	7,006,710(6)	(2,389,306)(6)	62	77	(76,303)	6.76
2021	21,088,057	32,642,206	7,711,773(6)	11,565,039(6)	127	123	480,632	6.58

(1)
Represents amounts of “compensation actually paid” as computed in accordance with Item 402(v) of Regulation S-K, not the actual amount of compensation earned by or paid to Mr. Holliday during each year. The table below reflects the adjustments made from the amounts reported in the “Total” column of the Summary Compensation Table for each year to calculate the amounts set forth in “Compensation Actually Paid to PEO” column in the table above.

Year	Summary Compensation Table Total for PEO ($)	Less Summary Compensation Table Value of Equity Awards ($)(a)	Fair Value of Equity Award Adjustments ($)(b)	Compensation Actually Paid to PEO ($)
2025	17,356,826	(14,271,656)	(2,126,059)	959,111
2024	20,685,756	(19,394,816)	47,306,322	48,597,262
2023	18,508,171	(15,767,540)	28,055,437	30,796,068
2022	16,660,855	(14,284,701)	(14,134,808)	(11,758,654)
2021	21,088,057	(18,099,677)	29,653,826	32,642,206

(a)
Represents the sum of the amounts reported in the “Stock Awards” column of the Summary Compensation Table for the applicable fiscal year.

(b)
The equity award adjustments for each fiscal year include the following: (i) the addition of the year-end fair value of any equity awards granted in the year that are outstanding and unvested as of the end of the year; (ii) for any awards granted in prior years that are outstanding and unvested as of the end of the fiscal year, the addition (or subtraction, if applicable) of the change in fair value of between the end of the prior fiscal year the end of the applicable fiscal year; (iii) for awards that are granted and vest in the same fiscal year, the addition of the fair value of such awards as of the vesting date; (iv) for awards granted in prior years that vest during the fiscal year, the addition (or subtraction, if applicable) of the change in fair value between the end of the prior fiscal year and the vesting date of such awards; (v) for awards granted in prior years that fail to meet the applicable vesting conditions during the fiscal year, the subtraction of the fair value of such awards at the end of the prior fiscal year; and (vi) the dollar value of any dividends or other earnings paid on such awards in the applicable year prior to the vesting date. The amounts deducted or added in calculating the equity award adjustments are as follows:

Year	Year End Fair Value of Equity Awards Granted in the Year and Unvested ($)	Year over Year Change in Fair Value of Outstanding and Unvested Equity Awards ($)	Fair Value as of Vesting Date of Equity Awards Granted and Vested in the Year ($)	Year over Year Change in Fair Value of Equity Awards Granted in Prior Years that Vested in the Year ($)	Fair Value at the End of the Prior Year of Equity Awards that Failed to Meet Vesting Conditions in the Year ($)	Value of Dividends or other Earnings Paid on Awards ($)	Total Equity Award Adjustments ($)(i)
2025	7,822,831	(7,609,626)	1,639,360	(6,876,470)	—	2,897,846	(2,126,059)
2024	24,495,938	13,307,651	2,486,913	4,685,715	—	2,330,105	47,306,322
2023	18,575,794	4,556,883	1,292,938	2,027,376	—	1,602,445	28,055,437
2022	4,807,388	(14,493,069)	683,334	(2,002,870)	(4,842,970)	1,713,380	(14,134,808)
2021	25,933,302	2,631,512	1,318,015	(1,636,532)	—	1,407,529	29,653,826

(i)
The fair values of time-based equity awards are based on the closing price of our shares of common stock as reported on the NYSE on the relevant valuation date. Performance-based restricted share units were valued on the relevant valuation date using a Monte Carlo simulation model in accordance with the provisions of ASC Topic 718.

(2)
Represents amounts of average “compensation actually paid” as computed in accordance with Item 402(v) of Regulation S-K, not the actual average amount of compensation earned by or paid to our named executive officers other than Mr. Holliday as a group. The table below reflects the adjustments made from the amounts reported in the “Total” column of the Summary Compensation Table for the named executive officers as a group (excluding Mr. Holliday) each year to calculate the amounts set forth in “Compensation Actually Paid to non-PEO NEOs” column in the table above, using the same methodology as set forth in footnote 1(b), above.

Year	Average Reported Summary Compensation Table Total for Non-PEO NEOs ($)	Less Average Summary Compensation Table Value of Equity Awards ($)(a)	Average Fair Value of Equity Award Adjustments ($)(b)	Average Compensation Actually Paid to Non-PEO NEOs ($)
2025	4,003,522	(3,389,522)	2,348,659	2,962,659
2024	3,550,244	(2,946,444)	6,158,144	6,761,944
2023	6,439,504	(5,716,304)	9,907,397	10,630,597
2022	7,006,710	(6,036,720)	(3,359,296)	(2,389,306)
2021	7,711,773	(6,677,199)	10,530,465	11,565,039

(a)
Represents the sum of the amounts reported in the “Stock Awards” column of the Summary Compensation Table for the applicable fiscal year.

(b)
The equity award adjustments for each fiscal year reflect the same methodology set forth in footnote 1, above. The amounts deducted or added in calculating the equity award adjustments are as follows:

Year(i)	Average Year End Fair Value of Equity Awards Granted in the Year and Unvested ($)	Year over Year Average Change in Fair Value of Outstanding and Unvested Equity Awards ($)	Average Fair Value as of Vesting Date of Equity Awards Granted and Vested in the Year ($)	Year over Year Average Change in Fair Value of Equity Awards Granted in Prior Years that Vested in the Year ($)	Average Fair Value at the End of the Prior Year of Equity Awards that Failed to Meet Vesting Conditions in the Year ($)	Average Value of Dividends or other Earnings Paid on Awards ($)	Total Equity Award Adjustments ($)
2025	1,620,848	(605,654)	1,494,361	(496,766)	—	335,870	2,348,659
2024	2,926,178	1,441,913	1,167,638	294,451	—	327,964	6,158,144
2023	6,660,330	1,494,511	538,835	635,195	—	578,527	9,907,397
2022	1,882,454	(4,551,556)	905,033	(638,835)	(1,544,649)	588,257	(3,359,296)
2021	8,850,588	884,588	853,696	(543,494)	—	485,088	10,530,465

(i)
The fair values of time-based equity awards are based on the closing price of our shares of common stock as reported on the NYSE on the relevant valuation date. Performance-based restricted share units were valued on the relevant valuation date using a Monte Carlo simulation model in accordance with the provisions of ASC Topic 718.

(3)
TSR is calculated assuming a $100 investment in the Company and the peer group on December 31, 2020, and assuming the reinvestment of any dividends during the applicable measurement period, calculated through the end of the year shown based on share prices.

(4)
Represents the TSR for the benchmarking peer group described in “Compensation Discussion and Analysis,” which includes the following peer companies: Alexandria Real Estate Equities, Inc., Boston Properties, Inc., Douglas Emmett, Inc., Empire State Realty Trust, Inc., Hudson Pacific Properties, Inc., Kennedy-Wilson Holdings, Inc., Kilroy Realty Corporation, Ladder Capital Corp and Vornado Realty Trust. Paramount Group, Inc. was previously included in the Company’s peer group, however, on December 19, 2025, it was acquired by Rithm Capital Corp. and ceased to be a publicly traded company.

(5)
Normalized FFO per share represents reported FFO per share as adjusted for non-cash fair value adjustments, gains or losses on the early extinguishment of debt and other adjustments for comparability between periods. For 2025, includes Gain on Discounted Debt Extinguishment of $20.0M consistent with the calculation of the FFO goal under our 2025 formulaic cash bonus program. Gains on Discounted Debt Extinguishment in excess of $20.0M were excluded from the final calculation.

(6)
Non-PEO named executive officers for 2025 and 2024 includes Mr. DiLiberto and Mr. Levine and for 2023, 2022 and 2021 includes Mr. DiLiberto, Mr. Levine and Mr. Mathias, our former President.

Company Selected Measure Name	Normalized FFO per Share
Named Executive Officers, Footnote	(6) Non-PEO named executive officers for 2025 and 2024 includes Mr. DiLiberto and Mr. Levine and for 2023, 2022 and 2021 includes Mr. DiLiberto, Mr. Levine and Mr. Mathias, our former President.
Peer Group Issuers, Footnote
(4)
Represents the TSR for the benchmarking peer group described in “Compensation Discussion and Analysis,” which includes the following peer companies: Alexandria Real Estate Equities, Inc., Boston Properties, Inc., Douglas Emmett, Inc., Empire State Realty Trust, Inc., Hudson Pacific Properties, Inc., Kennedy-Wilson Holdings, Inc., Kilroy Realty Corporation, Ladder Capital Corp and Vornado Realty Trust. Paramount Group, Inc. was previously included in the Company’s peer group, however, on December 19, 2025, it was acquired by Rithm Capital Corp. and ceased to be a publicly traded company.

PEO Total Compensation Amount	$ 17,356,826	$ 20,685,756	$ 18,508,171	$ 16,660,855	$ 21,088,057
PEO Actually Paid Compensation Amount	$ 959,111	48,597,262	30,796,068	(11,758,654)	32,642,206
Adjustment To PEO Compensation, Footnote
(1)
Represents amounts of “compensation actually paid” as computed in accordance with Item 402(v) of Regulation S-K, not the actual amount of compensation earned by or paid to Mr. Holliday during each year. The table below reflects the adjustments made from the amounts reported in the “Total” column of the Summary Compensation Table for each year to calculate the amounts set forth in “Compensation Actually Paid to PEO” column in the table above.

Year	Summary Compensation Table Total for PEO ($)	Less Summary Compensation Table Value of Equity Awards ($)(a)	Fair Value of Equity Award Adjustments ($)(b)	Compensation Actually Paid to PEO ($)
2025	17,356,826	(14,271,656)	(2,126,059)	959,111
2024	20,685,756	(19,394,816)	47,306,322	48,597,262
2023	18,508,171	(15,767,540)	28,055,437	30,796,068
2022	16,660,855	(14,284,701)	(14,134,808)	(11,758,654)
2021	21,088,057	(18,099,677)	29,653,826	32,642,206

(a)
Represents the sum of the amounts reported in the “Stock Awards” column of the Summary Compensation Table for the applicable fiscal year.

(b)
The equity award adjustments for each fiscal year include the following: (i) the addition of the year-end fair value of any equity awards granted in the year that are outstanding and unvested as of the end of the year; (ii) for any awards granted in prior years that are outstanding and unvested as of the end of the fiscal year, the addition (or subtraction, if applicable) of the change in fair value of between the end of the prior fiscal year the end of the applicable fiscal year; (iii) for awards that are granted and vest in the same fiscal year, the addition of the fair value of such awards as of the vesting date; (iv) for awards granted in prior years that vest during the fiscal year, the addition (or subtraction, if applicable) of the change in fair value between the end of the prior fiscal year and the vesting date of such awards; (v) for awards granted in prior years that fail to meet the applicable vesting conditions during the fiscal year, the subtraction of the fair value of such awards at the end of the prior fiscal year; and (vi) the dollar value of any dividends or other earnings paid on such awards in the applicable year prior to the vesting date. The amounts deducted or added in calculating the equity award adjustments are as follows:

Year	Year End Fair Value of Equity Awards Granted in the Year and Unvested ($)	Year over Year Change in Fair Value of Outstanding and Unvested Equity Awards ($)	Fair Value as of Vesting Date of Equity Awards Granted and Vested in the Year ($)	Year over Year Change in Fair Value of Equity Awards Granted in Prior Years that Vested in the Year ($)	Fair Value at the End of the Prior Year of Equity Awards that Failed to Meet Vesting Conditions in the Year ($)	Value of Dividends or other Earnings Paid on Awards ($)	Total Equity Award Adjustments ($)(i)
2025	7,822,831	(7,609,626)	1,639,360	(6,876,470)	—	2,897,846	(2,126,059)
2024	24,495,938	13,307,651	2,486,913	4,685,715	—	2,330,105	47,306,322
2023	18,575,794	4,556,883	1,292,938	2,027,376	—	1,602,445	28,055,437
2022	4,807,388	(14,493,069)	683,334	(2,002,870)	(4,842,970)	1,713,380	(14,134,808)
2021	25,933,302	2,631,512	1,318,015	(1,636,532)	—	1,407,529	29,653,826
(i)
The fair values of time-based equity awards are based on the closing price of our shares of common stock as reported on the NYSE on the relevant valuation date. Performance-based restricted share units were valued on the relevant valuation date using a Monte Carlo simulation model in accordance with the provisions of ASC Topic 718.

Non-PEO NEO Average Total Compensation Amount	$ 4,003,522	3,550,244	6,439,504	7,006,710	7,711,773
Non-PEO NEO Average Compensation Actually Paid Amount	$ 2,962,659	6,761,944	10,630,597	(2,389,306)	11,565,039
Adjustment to Non-PEO NEO Compensation Footnote
(2)
Represents amounts of average “compensation actually paid” as computed in accordance with Item 402(v) of Regulation S-K, not the actual average amount of compensation earned by or paid to our named executive officers other than Mr. Holliday as a group. The table below reflects the adjustments made from the amounts reported in the “Total” column of the Summary Compensation Table for the named executive officers as a group (excluding Mr. Holliday) each year to calculate the amounts set forth in “Compensation Actually Paid to non-PEO NEOs” column in the table above, using the same methodology as set forth in footnote 1(b), above.

Year	Average Reported Summary Compensation Table Total for Non-PEO NEOs ($)	Less Average Summary Compensation Table Value of Equity Awards ($)(a)	Average Fair Value of Equity Award Adjustments ($)(b)	Average Compensation Actually Paid to Non-PEO NEOs ($)
2025	4,003,522	(3,389,522)	2,348,659	2,962,659
2024	3,550,244	(2,946,444)	6,158,144	6,761,944
2023	6,439,504	(5,716,304)	9,907,397	10,630,597
2022	7,006,710	(6,036,720)	(3,359,296)	(2,389,306)
2021	7,711,773	(6,677,199)	10,530,465	11,565,039

(a)
Represents the sum of the amounts reported in the “Stock Awards” column of the Summary Compensation Table for the applicable fiscal year.

(b)
The equity award adjustments for each fiscal year reflect the same methodology set forth in footnote 1, above. The amounts deducted or added in calculating the equity award adjustments are as follows:

Year(i)	Average Year End Fair Value of Equity Awards Granted in the Year and Unvested ($)	Year over Year Average Change in Fair Value of Outstanding and Unvested Equity Awards ($)	Average Fair Value as of Vesting Date of Equity Awards Granted and Vested in the Year ($)	Year over Year Average Change in Fair Value of Equity Awards Granted in Prior Years that Vested in the Year ($)	Average Fair Value at the End of the Prior Year of Equity Awards that Failed to Meet Vesting Conditions in the Year ($)	Average Value of Dividends or other Earnings Paid on Awards ($)	Total Equity Award Adjustments ($)
2025	1,620,848	(605,654)	1,494,361	(496,766)	—	335,870	2,348,659
2024	2,926,178	1,441,913	1,167,638	294,451	—	327,964	6,158,144
2023	6,660,330	1,494,511	538,835	635,195	—	578,527	9,907,397
2022	1,882,454	(4,551,556)	905,033	(638,835)	(1,544,649)	588,257	(3,359,296)
2021	8,850,588	884,588	853,696	(543,494)	—	485,088	10,530,465

(i)
The fair values of time-based equity awards are based on the closing price of our shares of common stock as reported on the NYSE on the relevant valuation date. Performance-based restricted share units were valued on the relevant valuation date using a Monte Carlo simulation model in accordance with the provisions of ASC Topic 718.

Compensation Actually Paid vs. Total Shareholder Return	COMPENSATION ACTUALLY PAID VS. TSR
Compensation Actually Paid vs. Net Income	COMPENSATION ACTUALLY PAID VS. NET (LOSS) INCOME
Compensation Actually Paid vs. Company Selected Measure	COMPENSATION ACTUALLY PAID VS. NORMALIZED FFO PER SHARE
Total Shareholder Return Vs Peer Group
Tabular List, Table
Tabular List of Performance Measures
The following table lists the performance measures that we consider to be the most important performance measures we use to link compensation actually paid to its named executive officers for the most recently completed fiscal year to our performance.
Performance Measure
•
Normalized FFO per Share

•
Relative TSR

•
Normalized Funds Available for Distribution

•
Ordinary Dividend Growth

•
Manhattan Same Store Office Leased Occupancy

•
Manhattan Office Leasing Volume

•
Liquidity

Total Shareholder Return Amount	$ 104	146	93	62	127
Peer Group Total Shareholder Return Amount	65	83	80	77	123
Net Income (Loss)	$ (96,921,000)	$ 30,222,000	$ (599,337,000)	$ (76,303,000)	$ 480,632,000
Company Selected Measure Amount | $ / shares	5.48	5.24	5.48	6.76	6.58
PEO Name	Mr. Holliday
Equity Awards Adjustments, Footnote
(a)
Represents the sum of the amounts reported in the “Stock Awards” column of the Summary Compensation Table for the applicable fiscal year.

(b)
The equity award adjustments for each fiscal year include the following: (i) the addition of the year-end fair value of any equity awards granted in the year that are outstanding and unvested as of the end of the year; (ii) for any awards granted in prior years that are outstanding and unvested as of the end of the fiscal year, the addition (or subtraction, if applicable) of the change in fair value of between the end of the prior fiscal year the end of the applicable fiscal year; (iii) for awards that are granted and vest in the same fiscal year, the addition of the fair value of such awards as of the vesting date; (iv) for awards granted in prior years that vest during the fiscal year, the addition (or subtraction, if applicable) of the change in fair value between the end of the prior fiscal year and the vesting date of such awards; (v) for awards granted in prior years that fail to meet the applicable vesting conditions during the fiscal year, the subtraction of the fair value of such awards at the end of the prior fiscal year; and (vi) the dollar value of any dividends or other earnings paid on such awards in the applicable year prior to the vesting date. The amounts deducted or added in calculating the equity award adjustments are as follows:

Year	Year End Fair Value of Equity Awards Granted in the Year and Unvested ($)	Year over Year Change in Fair Value of Outstanding and Unvested Equity Awards ($)	Fair Value as of Vesting Date of Equity Awards Granted and Vested in the Year ($)	Year over Year Change in Fair Value of Equity Awards Granted in Prior Years that Vested in the Year ($)	Fair Value at the End of the Prior Year of Equity Awards that Failed to Meet Vesting Conditions in the Year ($)	Value of Dividends or other Earnings Paid on Awards ($)	Total Equity Award Adjustments ($)(i)
2025	7,822,831	(7,609,626)	1,639,360	(6,876,470)	—	2,897,846	(2,126,059)
2024	24,495,938	13,307,651	2,486,913	4,685,715	—	2,330,105	47,306,322
2023	18,575,794	4,556,883	1,292,938	2,027,376	—	1,602,445	28,055,437
2022	4,807,388	(14,493,069)	683,334	(2,002,870)	(4,842,970)	1,713,380	(14,134,808)
2021	25,933,302	2,631,512	1,318,015	(1,636,532)	—	1,407,529	29,653,826
(i)
The fair values of time-based equity awards are based on the closing price of our shares of common stock as reported on the NYSE on the relevant valuation date. Performance-based restricted share units were valued on the relevant valuation date using a Monte Carlo simulation model in accordance with the provisions of ASC Topic 718.
(a)
Represents the sum of the amounts reported in the “Stock Awards” column of the Summary Compensation Table for the applicable fiscal year.

(b)
The equity award adjustments for each fiscal year reflect the same methodology set forth in footnote 1, above. The amounts deducted or added in calculating the equity award adjustments are as follows:

Year(i)	Average Year End Fair Value of Equity Awards Granted in the Year and Unvested ($)	Year over Year Average Change in Fair Value of Outstanding and Unvested Equity Awards ($)	Average Fair Value as of Vesting Date of Equity Awards Granted and Vested in the Year ($)	Year over Year Average Change in Fair Value of Equity Awards Granted in Prior Years that Vested in the Year ($)	Average Fair Value at the End of the Prior Year of Equity Awards that Failed to Meet Vesting Conditions in the Year ($)	Average Value of Dividends or other Earnings Paid on Awards ($)	Total Equity Award Adjustments ($)
2025	1,620,848	(605,654)	1,494,361	(496,766)	—	335,870	2,348,659
2024	2,926,178	1,441,913	1,167,638	294,451	—	327,964	6,158,144
2023	6,660,330	1,494,511	538,835	635,195	—	578,527	9,907,397
2022	1,882,454	(4,551,556)	905,033	(638,835)	(1,544,649)	588,257	(3,359,296)
2021	8,850,588	884,588	853,696	(543,494)	—	485,088	10,530,465

(i)
The fair values of time-based equity awards are based on the closing price of our shares of common stock as reported on the NYSE on the relevant valuation date. Performance-based restricted share units were valued on the relevant valuation date using a Monte Carlo simulation model in accordance with the provisions of ASC Topic 718.

Measure:: 1
Pay vs Performance Disclosure
Name	Normalized FFO per Share
Non-GAAP Measure Description
(5)
Normalized FFO per share represents reported FFO per share as adjusted for non-cash fair value adjustments, gains or losses on the early extinguishment of debt and other adjustments for comparability between periods. For 2025, includes Gain on Discounted Debt Extinguishment of $20.0M consistent with the calculation of the FFO goal under our 2025 formulaic cash bonus program. Gains on Discounted Debt Extinguishment in excess of $20.0M were excluded from the final calculation.

Measure:: 2
Pay vs Performance Disclosure
Name	Relative TSR
Measure:: 3
Pay vs Performance Disclosure
Name	Normalized Funds Available for Distribution
Measure:: 4
Pay vs Performance Disclosure
Name	Ordinary Dividend Growth
Measure:: 5
Pay vs Performance Disclosure
Name	Manhattan Same Store Office Leased Occupancy
Measure:: 6
Pay vs Performance Disclosure
Name	Manhattan Office Leasing Volume
Measure:: 7
Pay vs Performance Disclosure
Name	Liquidity
PEO | Aggregate Grant Date Fair Value of Equity Award Amounts Reported in Summary Compensation Table
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	$ (14,271,656)	$ (19,394,816)	$ (15,767,540)	$ (14,284,701)	$ (18,099,677)
PEO | Equity Awards Adjustments, Excluding Value Reported in Compensation Table
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	(2,126,059)	47,306,322	28,055,437	(14,134,808)	29,653,826
PEO | Year-end Fair Value of Equity Awards Granted in Covered Year that are Outstanding and Unvested
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	7,822,831	24,495,938	18,575,794	4,807,388	25,933,302
PEO | Year-over-Year Change in Fair Value of Equity Awards Granted in Prior Years That are Outstanding and Unvested
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	(7,609,626)	13,307,651	4,556,883	(14,493,069)	2,631,512
PEO | Vesting Date Fair Value of Equity Awards Granted and Vested in Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	1,639,360	2,486,913	1,292,938	683,334	1,318,015
PEO | Change in Fair Value as of Vesting Date of Prior Year Equity Awards Vested in Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	(6,876,470)	4,685,715	2,027,376	(2,002,870)	(1,636,532)
PEO | Prior Year End Fair Value of Equity Awards Granted in Any Prior Year that Fail to Meet Applicable Vesting Conditions During Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount				(4,842,970)
PEO | Dividends or Other Earnings Paid on Equity Awards not Otherwise Reflected in Total Compensation for Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	2,897,846	2,330,105	1,602,445	1,713,380	1,407,529
Non-PEO NEO | Aggregate Grant Date Fair Value of Equity Award Amounts Reported in Summary Compensation Table
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	(3,389,522)	(2,946,444)	(5,716,304)	(6,036,720)	(6,677,199)
Non-PEO NEO | Equity Awards Adjustments, Excluding Value Reported in Compensation Table
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	2,348,659	6,158,144	9,907,397	(3,359,296)	10,530,465
Non-PEO NEO | Year-end Fair Value of Equity Awards Granted in Covered Year that are Outstanding and Unvested
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	1,620,848	2,926,178	6,660,330	1,882,454	8,850,588
Non-PEO NEO | Year-over-Year Change in Fair Value of Equity Awards Granted in Prior Years That are Outstanding and Unvested
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	(605,654)	1,441,913	1,494,511	(4,551,556)	884,588
Non-PEO NEO | Vesting Date Fair Value of Equity Awards Granted and Vested in Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	1,494,361	1,167,638	538,835	905,033	853,696
Non-PEO NEO | Change in Fair Value as of Vesting Date of Prior Year Equity Awards Vested in Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	(496,766)	294,451	635,195	(638,835)	(543,494)
Non-PEO NEO | Prior Year End Fair Value of Equity Awards Granted in Any Prior Year that Fail to Meet Applicable Vesting Conditions During Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount				(1,544,649)
Non-PEO NEO | Dividends or Other Earnings Paid on Equity Awards not Otherwise Reflected in Total Compensation for Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	$ 335,870	$ 327,964	$ 578,527	$ 588,257	$ 485,088